BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details) (Seismotech LLC) In Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2012 RUB
Equity method investment
Ownership interest acquired (as a percent)	25.00%	25.00%
Purchase consideration	$ 0.9	27.0
Term of an option to buy specified percentage of voting interest at a fixed price	3 years	3 years
Specified percentage of voting interest acquirable at fixed price under option	25.00%	25.00%